Risks and Uncertainties (Details) - USD ($) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net income (loss)	$ 13,654	$ (20,217)	$ (18,492)	$ (16,921)	$ (14,577)	$ (11,860)	$ (12,263)	$ (55,630)	$ (38,700)	$ (36,317)	$ (55,189)
Cash used in operations								53,107	$ 34,450	51,422	52,824
Accumulated deficit	187,154	242,784						242,784		187,154	150,837
Cash and cash equivalents	148,210	66,633						66,633		148,210	$ 82,021
Sales Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, maximum aggregate offering price	$ 40,000	$ 40,000						$ 40,000		$ 40,000